Accumulated Other Comprehensive Income (Loss) - Components of Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Millions		3 Months Ended
		Mar. 31, 2017	Mar. 31, 2016
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		$ 4,451	$ 4,843
Ending balance		4,547	4,362
Unrealized Gain (Loss) on Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		(88)	3
Other comprehensive income (loss), before reclassifications		(23)	23
Amounts reclassified from other comprehensive income (loss)		18	(11)
Other comprehensive income (loss)	[1]	(5)	12
Ending balance		(93)	15
Change in Retirement Plans' Funded Status [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		(1,036)	(947)
Other comprehensive income (loss), before reclassifications		(3)	(7)
Amounts reclassified from other comprehensive income (loss)		17	20
Other comprehensive income (loss)	[1]	14	13
Ending balance		(1,022)	(934)
Foreign Currency Translation [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		(490)	(806)
Other comprehensive income (loss), before reclassifications		26	14
Other comprehensive income (loss)	[1]	26	14
Ending balance		(464)	(792)
Share of Other Comprehensive Income (Loss) of Entities Using the Equity Method [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		(153)	(113)
Other comprehensive income (loss), before reclassifications		9	13
Other comprehensive income (loss)	[1]	9	13
Ending balance		(144)	(100)
Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		(1,767)	(1,863)
Other comprehensive income (loss), before reclassifications		9	43
Amounts reclassified from other comprehensive income (loss)		35	9
Other comprehensive income (loss)	[1]	44	52
Ending balance		$ (1,723)	$ (1,811)

[1]	Excluded from the table above is other comprehensive income (loss) allocated to noncontrolling interests of $(1) million and $3 million for the three months ended March 31, 2017 and 2016, respectively.